Shareholder Report, Holdings (Details) - WealthTrust DBS Long Term Growth ETF	Jul. 31, 2026
iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco QQQ Trust Series ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
SPDR Bloomberg 3-12 Month [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Vanguard Mega Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Bank of New York Mellon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.14%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.45%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Large Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.08%
Metals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Mid-Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Short-Term Bonds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Small-Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%